iShares
®
MSCI Saudi Arabia ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
SAL Saudi Logistics Services ................. 70,851 $ 3,210,868
a
Banks  —  36 .3%
Al Rajhi Bank ........................... 3,585,826 91,718,309
Alinma Bank ............................ 2,451,948 15,837,476
Arab National Bank ....................... 1,797,829 10,632,447
Bank AlBilad ............................ 1,471,581 10,286,315
Bank Al-Jazira
(a)
.......................... 1,258,747 3,883,161
Banque Saudi Fransi ...................... 2,452,206 10,750,357
Riyad Bank ............................. 2,940,450 20,225,915
Saudi Awwal Bank ........................ 2,012,371 16,442,723
Saudi Investment Bank (The) ................. 1,227,604 4,242,745
Saudi National Bank (The) ................... 5,300,689 52,171,310
236,190,758
a
Building Products  —  0 .3%
Bawan Co.
(a)
............................ 67,102 896,190
Saudi Ceramic Co. ........................ 112,746 857,292
1,753,482
a
Capital Markets  —  0 .8%
Derayah Financial Co. ..................... 115,519 889,582
Saudi Tadawul Group Holding Co. ............. 96,197 4,318,217
5,207,799
a
Chemicals  —  7 .3%
Advanced Petrochemical Co.
(a)
................ 256,301 2,164,394
Alujain Corp. ............................ 84,243 694,987
National Industrialization Co.
(a)
................ 668,718 1,781,941
SABIC Agri-Nutrients Co. ................... 375,887 11,685,755
Sahara International Petrochemical Co. .......... 717,398 3,214,677
Saudi Basic Industries Corp. ................. 1,555,613 22,869,039
Saudi Industrial Investment Group
(a)
............ 664,887 2,554,665
Saudi Kayan Petrochemical Co.
(a)
.............. 232,222 321,009
Yanbu National Petrochemical Co. ............. 290,649 2,360,765
47,647,232
a
Commercial Services & Supplies  —  0 .3%
Catrion Catering Holding Co. ................. 81,780 1,809,325
a
Construction & Engineering  —  0 .2%
Al Babtain Power & Telecommunication Co. ....... 67,934 1,192,570
a
Construction Materials  —  1 .3%
Arabian Cement Co. ....................... 121,127 682,892
City Cement Co. ......................... 175,262 595,193
Eastern Province Cement Co. ................ 105,063 650,633
Qassim Cement Co. (The) ................... 116,459 1,302,191
Riyadh Cement Co. ....................... 136,564 855,444
Saudi Cement Co. ........................ 156,960 1,520,429
Southern Province Cement Co. ............... 154,515 959,983
Yamama Cement Co. ...................... 210,421 1,300,890
Yanbu Cement Co. ........................ 184,759 754,510
8,622,165
a
Consumer Finance  —  0 .1%
United International Holding Co.
(a)
.............. 17,859 744,929
a
Consumer Staples Distribution & Retail  —  0 .6%
Abdullah Al Othaim Markets Co. ............... 913,190 1,655,347
Al-Dawaa Medical Services Co. ............... 65,682 992,728
Almunajem Foods Co. ..................... 44,983 647,059
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
BinDawood Holding Co. .................... 650,168 $ 863,824
4,158,958
a
Diversified Consumer Services  —  0 .3%
Ataa Educational Co. ...................... 48,767 793,585
National Co. for Learning & Education ........... 35,999 1,408,696
2,202,281
a
Diversified REITs  —  0 .4%
Al Rajhi REIT ........................... 566,311 1,237,855
Jadwa REIT Saudi Fund .................... 387,908 1,133,508
2,371,363
a
Diversified Telecommunication Services  —  6 .4%
Etihad GO Telecom Co. .................... 37,664 905,429
Saudi Telecom Co. ........................ 3,568,686 40,614,349
41,519,778
a
Electric Utilities  —  1 .0%
Saudi Electricity Co. ....................... 1,666,762 6,272,237
a
Electrical Equipment  —  0 .5%
Electrical Industries Co. .................... 1,098,965 3,361,298
a
Energy Equipment & Services  —  0 .7%
Ades Holding Co. ......................... 675,319 3,064,549
Arabian Drilling Co. ....................... 56,670 1,387,389
4,451,938
a
Food Products  —  2 .9%
Almarai Co. JSC ......................... 980,262 11,680,324
First Milling Co. .......................... 43,342 573,523
Modern Mills Co. ......................... 65,239 555,762
National Agriculture Development Co. (The)
(a)
...... 307,408 1,541,048
Saudia Dairy & Foodstuff Co. ................. 32,253 2,062,198
Savola Group (The)
(a)
...................... 298,231 2,055,806
18,468,661
a
Gas Utilities  —  0 .3%
National Gas & Industrialization Co. ............ 75,856 1,640,251
a
Ground Transportation  —  0 .4%
Lumi Rental Co.
(a)
........................ 41,937 592,367
Theeb Rent A Car Co. ..................... 49,352 785,572
United International Transportation Co. .......... 80,578 1,424,137
2,802,076
a
Health Care Providers & Services  —  4 .0%
Al Hammadi Holding ....................... 167,047 1,327,568
Almoosa Health Co. ....................... 24,179 1,093,588
Dallah Healthcare Co. ...................... 70,589 2,450,195
Dr Soliman Abdel Kader Fakeeh Hospital Co. ...... 124,745 1,238,600
Dr Sulaiman Al Habib Medical Services Group Co. .. 175,116 11,287,115
Middle East Healthcare Co. .................. 91,842 979,668
Mouwasat Medical Services Co. ............... 195,642 3,619,760
National Medical Care Co. ................... 45,039 1,754,750
Saudi Chemical Co. Holding ................. 853,355 1,601,589
Specialized Medical Co.
(a)
................... 169,699 838,234
26,191,067
a
Hotels, Restaurants & Leisure  —  1 .5%
Jabal Omar Development Co.
(a)
............... 1,117,567 4,529,186
Jahez International Co.
(a)
.................... 225,897 978,825
Leejam Sports Co. JSC .................... 53,289 1,622,861
Seera Group Holding
(a)
..................... 295,847 2,237,218
9,368,090
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  2 .4%
ACWA Power Co.
(a)
....................... 306,695 $ 15,624,486
a
Industrial Conglomerates  —  0 .4%
Astra Industrial Group Co. ................... 78,339 2,840,261
a
Insurance  —  2 .6%
Al Rajhi Co. for Co-operative Insurance
(a)
......... 81,077 1,872,511
Bupa Arabia for Cooperative Insurance Co. ....... 165,013 6,467,328
Co. for Cooperative Insurance (The) ............ 147,375 4,733,820
Rasan Information Technology Co.
(a)
............ 76,640 2,333,357
Saudi Reinsurance Co.
(a)
.................... 174,524 1,372,246
16,779,262
a
IT Services  —  2 .0%
Al Moammar Information Systems Co. ........... 31,837 1,356,541
Arabian Internet & Communications Services Co. ... 14,591 874,344
Elm Co. ............................... 48,056 9,819,853
Perfect Presentation For Commercial Services Co.
(a)
. 240,112 573,958
12,624,696
a
Media  —  0 .6%
Arabian Contracting Services Co.
(a)
............. 42,037 1,321,523
Saudi Research & Media Group
(a)
.............. 72,236 2,745,493
4,067,016
a
Metals & Mining  —  5 .4%
Advanced Building Industries Co.
(a)
............. 72,218 654,855
Al Masane Al Kobra Mining Co. ............... 75,709 1,602,491
East Pipes Integrated Co. for Industry ........... 33,282 1,191,804
Saudi Arabian Mining Co.
(a)
.................. 1,886,693 30,690,523
Saudi Steel Pipe Co. ...................... 51,226 585,189
34,724,862
a
Multi-Utilities  —  0 .2%
Power & Water Utility Co. for Jubail & Yanbu
(a)
..... 155,714 1,563,828
a
Oil, Gas & Consumable Fuels  —  10 .7%
Saudi Arabian Oil Co.
(b)
..................... 10,609,896 69,682,964
a
Paper & Forest Products  —  0 .2%
Middle East Paper Co.
(a)
.................... 103,795 659,976
Saudi Paper Manufacturing Co.
(a)
.............. 45,777 696,054
1,356,030
a
Passenger Airlines  —  0 .3%
flynas Co. SJSC
(a)
........................ 103,866 1,762,846
a
Personal Care Products  —  0 .1%
Al Majed for Oud Co. ...................... 23,093 831,706
a
Pharmaceuticals  —  0 .5%
Jamjoom Pharmaceuticals Factory Co. .......... 43,484 1,752,509
Middle East Pharmaceutical Co. ............... 18,199 581,017
Saudi Pharmaceutical Industries & Medical Appliances
Corp.
(a)
.............................. 131,875 985,733
3,319,259
a
Professional Services  —  0 .2%
Maharah Human Resources Co. ............... 548,378 803,051
Saudi Manpower Solutions Co. ............... 332,484 477,958
1,281,009
a
Real Estate Management & Development  —  3 .1%
Arabian Centres Co.
(b)
...................... 430,060 2,287,197
Arriyadh Development Co. ................... 237,078 1,669,883
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,059,662 4,427,015
Emaar Economic City
(a)
..................... 394,539 1,167,384
Security Shares Value
a
Real Estate Management & Development (continued)
Knowledge Economic City Co.
(a)
............... 210,290 $ 679,051
Makkah Construction & Development Co. ........ 190,243 4,249,654
Retal Urban Development Co. ................ 510,061 1,605,636
Saudi Real Estate Co.
(a)
.................... 327,667 1,135,204
Sumou Real Estate Co. .................... 54,510 520,895
Taiba Investments Co. ..................... 255,240 2,402,136
20,144,055
a
Specialty Retail  —  1 .9%
Aldrees Petroleum and Transport Services Co. ..... 97,725 3,373,092
AlSaif Stores For Development & Investment Co.
(a)
.. 325,452 562,702
Fawaz Abdulaziz Al Hokair & Co.
(a)
............. 131,692 740,245
Jarir Marketing Co. ........................ 1,172,835 3,971,026
Nice One Beauty Digital Marketing Co.
(a)
......... 92,872 491,407
Saudi Automotive Services Co.
(a)
.............. 73,477 1,149,679
United Electronics Co. ..................... 80,118 1,925,856
12,214,007
a
Transportation Infrastructure  —  0 .4%
Saudi Ground Services Co. .................. 187,440 2,008,966
Sustained Infrastructure Holding Co. ............ 93,786 789,747
2,798,713
a
Water Utilities  —  0 .3%
AlKhorayef Water & Power Technologies Co. ...... 36,345 1,308,865
Miahona ............................... 119,460 642,770
1,951,635
a
Wireless Telecommunication Services  —  2 .3%
Etihad Etisalat Co. ........................ 754,690 12,652,607
Mobile Telecommunications Co. Saudi Arabia ...... 881,020 2,522,861
15,175,468
a
Total Investments — 99.7%
(Cost: $ 528,019,759 ) ................................ 647,929,229
Other Assets Less Liabilities — 0 .3% ..................... 2,009,756
Net Assets — 100.0% ................................. $ 649,938,985
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

iShares
®
MSCI Saudi Arabia ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(a)
......... $ 1,850,000  $ —  $ (1,850,000)
(b)
$ —  $ —  $ —  —  $ 25,044  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 29 12/19/25 $ 1,998 $ 11,213
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 59,391,647  $ 588,537,582  $ —  $ 647,929,229
$ —  $ —  $ —  $ —
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 11,213  $ —  $ —  $ 11,213
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Saudi Arabia ETF
4
Portfolio Abbreviation
JSC Joint Stock Company
REIT Real Estate Investment Trust
SJSC Simplified Joint Stock Company